Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0001014739
Registrant Name	Option Care Health, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES